CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 5) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent company USD ($)	Dec. 31, 2012 Parent company CNY	Dec. 31, 2011 Parent company CNY	Dec. 31, 2010 Parent company CNY
Cash flows from operating activities:
Net loss	$ (68,057)	(424,003)	(172,104)	(204,684)	$ (68,057)	(424,003)	(172,104)	(204,684)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Equity in losses of subsidiaries					68,524	426,907	181,749	150,808
Amortization of long-term debt discounts	309	1,928	3,496	2,504	309	1,928	3,496	2,504
Gain from remeasurement of previously held investment in acquired subsidiary	(537)	(3,344)			(537)	(3,344)
Other reconciling items					15	95	173	128
Change in fair value of warrant liability				44,268				44,268
Changes in operating assets and liabilities, net of acquisition:
Prepayments and other assets	3,240	20,182	(15,875)	(1,457)	(1,318)	(8,209)	(7,258)	160
Accrued expenses and other liabilities	34,498	214,912	198,067	97,541	320	1,990	108	55
Net cash provided by (used in) operating activities	22,058	137,420	63,870	(106,024)	(744)	(4,636)	6,164	(6,761)
Cash flows from investing activities:
Acquisition of property and equipment	(14,479)	(90,204)	(84,855)	(45,987)				(63)
Acquisition of intangible assets from related party			(114,511)	(17,092)			(32,675)	(8,704)
Acquisition of intangible assets	(58,101)	(361,976)	(376,256)	(72,058)	(4,201)	(26,175)	(12,909)	(3,262)
Equity investment					(12,659)	(78,869)	(494,281)	(138,031)
Deposit for acquisition of equity interest in related party				(1,707)				(1,707)
Proceeds received from maturity of short-term investments	453,608	2,826,023	1,199,221	34,000	453,608	2,826,023	1,134,162
Short-term investments placed with financial institutions	(567,681)	(3,536,711)	(2,597,038)	(34,000)	(558,051)	(3,476,711)	(2,531,979)
Loan to subsidiary					(54,360)	(338,665)	(77,677)	(262,700)
Net cash used in investing activities	(125,872)	(784,193)	(1,973,415)	(136,840)	(175,663)	(1,094,397)	(2,015,359)	(414,467)
Cash flows from financing activities:
Proceeds from issuance of Series F Preferred Shares				334,985				334,985
Exercise of employee stock options	3,609	22,485	4,647	165	3,609	22,485	4,647	165
Drawdown of long-term debt				33,875				33,875
Principal repayments on long-term debt	(1,789)	(11,145)	(27,107)	(26,620)	(1,789)	(11,145)	(27,107)	(26,620)
Payment of convertible redeemable preferred shares issuance costs				(13,259)				(13,259)
Proceeds from IPO and secondary offering activity, net of issuance costs			2,512,969	1,434,763			2,512,969	1,435,237
Debt commitment fee paid				(136)				(136)
Net cash provided by financing activities	2,867	17,865	2,490,509	1,763,773	1,820	11,340	2,490,509	1,764,247
Effect of exchange rate changes on cash and cash equivalents	(1,248)	(7,773)	(99,849)	(11,094)	(1,051)	(6,546)	(94,211)	(11,094)
Net increase (decrease) in cash and cash equivalents	(102,195)	(636,681)	481,115	1,509,815	(175,638)	(1,094,239)	387,103	1,331,925
Cash and cash equivalents at beginning of the year	367,978	2,292,538	1,811,423	301,608	309,056	1,925,447	1,538,344	206,419
Cash and cash equivalents at end of the year	265,783	1,655,857	2,292,538	1,811,423	133,418	831,208	1,925,447	1,538,344
Supplemental disclosures of cash flow information:
Non-cash consideration paid for business acquisitions	$ 882,365	5,497,219			$ 882,365	5,497,219